Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

5. Other Assets

Other assets consisted of the following at December 31, 2010 and 2011, respectively:

	Estimated useful lives (years)
		December 31,
		2010	2011
Capitalized software development costs	3	$1,482,728	$1,482,728
Patents	5	228,548	228,548
Other assets		11,509	41,597

		1,722,785	1,752,873

	Estimated useful lives (years)
		December 31,
		2010	2011
Less-accumulated amortization		1,672,647	1,674,609

		$50,138	$78,264

The Company recorded amortization expense of $3,948 and $1,963 for the years ended December 31, 2010 and 2011, respectively.